Equity (Details) - Schedule of Foreign Currency Reserve - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	$ 2,346	$ (824)
GIS [Member]
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	205	(1,221)
Admatec-Formatec [Member]
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	85	302
Essemtec and Nano Swiss [Member]
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	1,910	114
Other [Member]
Net change in foreign currency translation reserve for:
Net change in foreign currency translation reserve	$ 146	$ (19)